Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components of fixed assets
The components of fixed assets are as follows:

December 31,
(In millions of dollars)	2017	2016
Furniture and equipment	$1,179	$1,113
Land and buildings	385	389
Leasehold and building improvements	974	906
	2,538	2,408
Less-accumulated depreciation and amortization	(1,826)	(1,683)
	$712	$725

Diluted earnings per share for continuing operations
Reconciliations of the applicable components used to calculate basic and diluted EPS - Continuing Operations are presented below. The reconciling items related to the EPS calculation are the same for both basic and diluted EPS.

Basic and Diluted EPS Calculation - Continuing Operations
(In millions, except per share figures)	2017	2016	2015
Net income from continuing operations	$1,510	$1,795	$1,636
Less: Net income attributable to non-controlling interests	20	27	37
	$1,490	$1,768	$1,599
Basic weighted average common shares outstanding	513	519	531
Dilutive effect of potentially issuable common shares	6	5	5
Diluted weighted average common shares outstanding	519	524	536
Average stock price used to calculate common stock equivalents	$77.30	$63.51	$56.27

Schedule of Prospective Adoption of New Accounting Pronouncements